Stock-based compensation (Details 4) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	$ 17,425	$ 50,151	$ 60,224
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	119,653	122,316	138,930
Product development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	207,400	321,473	385,737
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	$ 137,085	$ 262,150	$ 202,983